Label	Element	Value
PFM Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PFM MULTI-MANAGER SERIES TRUST

 (the “Trust”)

Supplement dated April 19, 2021

to the Trust’s Summary Prospectus, Prospectus and Statement of Additional Information

each dated January 28, 2021

This supplement provides new and additional information to the summary prospectus, prospectus and statement of additional information, each dated January 28, 2021. You can find the summary prospectus, prospectus and the statement of additional information, as well as other information about the PFM Multi-Manager International Equity Fund, online at mmst.pfm.com may also obtain this information at no charge by calling 1-833-PFM-MMST (1-833-736-6678).

On February 19, 2021, the Board of Trustees of the Trust approved a subadvisory agreement for the PFM Multi-Manager International Equity Fund (the “Fund”) with a new sub-adviser, Kayne Anderson Rudnick Investment Management, LLC (“KAR”) (the “Agreement”), which the Agreement became effective as of March 15, 2021.

Effective April 28, 2021 J O Hambro Capital Management Limited (“J O Hambro”) will no longer serve as a sub-adviser to the Fund. Accordingly, all references to J O Hambro as a sub-adviser to the Fund are hereby removed from the Summary Prospectus, Prospectus and Statement of Additional Information.

Risk/Return [Heading]	rr_RiskReturnHeading	PFM Multi-Manager International Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fourth bullet point under the Fund’s “Principal Investment Strategies” heading on page 12 of the prospectus is replaced with the following:

International Small Capitalization. The international small capitalization strategies invest in small-capitalization stocks located in both developed and emerging markets that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations.  Under normal circumstances, the International Equity Fund’s small strategies invest in companies that, at the time of initial purchase, have market capitalizations that generally are within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index.  As of March 31, 2021, the market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index ranged from $37.5 million to $27.5 billion.

Please keep this supplement with your prospectus and statement of additional information for future reference.